SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2011
SEGMENT INFORMATION
SEGMENT INFORMATION

25.               SEGMENT INFORMATION

The Company operates in a single business segment that includes the design, development and manufacture of PV products. The following table summarizes the Company’s net revenues generated from different geographic locations:

	Year Ended December 31,
	2009	2010	2011
Europe:
— Germany	$701.8	$818.5	$631.0
— Spain	61.1	86.5	44.6
— Italy	200.1	473.9	150.6
— France	108.4	223.0	239.0
— Benelux	—	—	132.5
— Others	182.1	315.8	232.1
Europe Total	1,253.5	1,917.7	1,429.8
United States	160.4	443.3	723.7
China	75.7	154.0	371.6
Australia	33.5	120.0	136.4
Japan	81.6	134.2	143.9
Others	88.6	132.7	341.2
Total net revenues	$1,693.3	$2,901.9	$3,146.6

The following table summarizes the Company’s allocable long-lived assets, including property plant and equipment, certain intangible assets, long-term investments, long-term prepayment, long-term loan to suppliers, long-term deferred expenses, long-term amount due from related parties and other non-current assets, by geographic locations:

	As of December 31,
	2010	2011
China	$1,530.4	$1,684.0
Japan	$133.7	$8.3
Europe	$105.0	$202.8